Operating Segment And Geographic Information	12 Months Ended
Dec. 31, 2014
Operating Segment And Geographic Information
23.	OPERATING SEGMENT AND GEOGRAPHIC INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that the business segments that constitute its primary reporting segments are ODP, Brand name phone sales and Game considering the differences in products, which is consistent with the Group’s internal financial reporting structure.

The Group uses gross profit as the performance measure of each operating segment.

The financial information for each operating segment reflects that information which is specifically identifiable or which is allocated based on an internal allocation method. Selected financial information by operating segment is as follows:

	2012	2013	2014
Revenues
- ODP	$57,803	$79,661	$79,820
- Brand name phone sales	50,266	32,203	16,188
- Game	29,594	7,643	660

Total net revenues	137,663	119,507	96,668

Cost of sales
- ODP	(53,971)	(70,989)	(72,056)
- Brand name phone sales	(34,250)	(25,374)	(16,336)
- Game	(18,146)	(6,307)	(61)

Total cost of revenues	(106,367)	(102,670)	(88,453)

Gross profit	$31,296	$16,837	$8,215

The Group’s chief operating decision maker only reviews revenue and cost for each operating segment. Expenses are not allocated to each segment.

	December 31,
	2013	2014
Assets
- ODP	$220,046	$237,627
- Brand name phone sales	63,136	1,656
- Game	30,710	1,108
Reconciling amounts	100,736	177,205

Total assets	$414,628	$417,596

Reconciling amounts:
Corporate assets	$100,736	$177,205

The corporate assets mainly represent the office buildings and construction of office buildings in progress which cannot be allocated to the operating segments.

	2012	2013	2014
Total expenditures for purchase of long-lived assets:
- ODP	$1,434	$7,540	$13,816
- Brand name phone sales	4,002	1,335	2,154
- Game	168	7	18
Corporate expenditure	15,906	10,544	59,108

Total capital expenditure	$21,510	$19,426	$75,096

Geographic information

Revenues, classified by the major geographic areas in which the Group’s customers are located (for design contract and game related revenue, based on the address of the customer who contracted with the Group; for product sales, based on the address to which the Group ships products), are as follows:

	2012	2013	2014
Revenues from the PRC	$128,640	$108,402	$78,717
Revenues from countries other than the PRC	9,023	11,105	17,951

Total revenues	$137,663	$119,507	$96,668